Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

	June 30, 2025	June 30, 2024
Deferred Tax Assets
Bad debt	$56,000	$-
Amortization of debt discount	93,000	-
Share based payments	453,000	-
Change in fair value of derivative liabilities	53,000	-
Net operating loss carryforward	6,686,000	5,825,000
Total deferred tax assets	7,341,000	5,825,000

Deferred Tax Liabilities
Intangibles	(284,000)	-
Total deferred tax liabilities	(284,000)	-

Deferred Tax Assets - net	7,057,000	5,825,000
Less: valuation allowance	(7,057,000)	(5,825,000)
Deferred tax asset - net	$-	$-

Schedule of Components of the Income Tax Benefit
	June 30, 2025	June 30, 2024
Current	$-	$-
Deferred	-	-
Total income tax provision (benefit)	-	-
Less: valuation allowance	-	-
	$-	$-

Schedule of Reconciliation of Provision for Income Tax

	June 30, 2025	June 30, 2024
Federal income tax benefit - 21%	21.00%	21.00%
State income taxes (net of federal benefit)	6.98%	6.50%
Perm Differences	-32.89%	-20.60%
Valuation Allowance	4.91%	-6.90%
Change in valuation allowance	0.00%	0.00%

Schedule of Operating Loss Carry Forwards	Federal net operating loss carry forwards at June 30, 2025 and 2024 were approximately as follows:
June 30, 2025	June 30, 2024

$29,665,000	$26,590,000